Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Underlying income
- Net interest income	[1]	€ 13,811	€ 13,960	€ 13,647
- Net fee and commission income	[1]	2,868	2,798	2,710
Total income	[1]	17,125	18,324	18,590
Underlying expenditure
- Additions to loan loss provision	[1]	1,120	656	676
Total underlying expenses	[1]	11,472	11,338	10,505
Underlying result before taxation	[1]	5,653	6,986	8,085
Taxation	[1]	1,652	2,116	2,539
Non-controlling interests	[1]	99	108	82
Net result	[1]	3,903	4,761	5,464
Underlying net result [member]
Underlying income
Total income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		11,472	10,563	10,505
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Special items [member]
Underlying income
Total income				(121)
Underlying expenditure
- Operating expenses			(775)
Taxation				(121)
Net result			775	0
Insurance Other Excluded From IFRS [Member]
Underlying income
Total income			(89)	53
Underlying expenditure
Taxation			1	1
Net result			(90)	52
Adjustment of the EU IAS 39 carve out [Member]
Underlying income
Total income		1,181	(148)	(817)
Underlying expenditure
Taxation		303	(90)	(258)
Net result		878	(58)	(559)
Netherlands [member]
Underlying expenditure
Taxation		437	738	812
Geographical Segments Banking [Member]
Underlying expenditure
Net result		3,903	4,761	5,464
Geographical Segments Banking [Member] | Underlying net result [member]
Underlying income
- Net interest income		14,079	13,916	13,714
- Net fee and commission income		2,868	2,803	2,714
- Total investment and other income		1,360	1,369	1,277
Total income		18,306	18,088	17,704
Underlying expenditure
- Operating expenses		10,353	9,907	9,829
- Additions to loan loss provision		1,120	656	676
Total underlying expenses		11,472	10,563	10,505
Underlying result before taxation		6,834	7,524	7,199
Taxation		1,955	2,028	2,160
Non-controlling interests		99	108	82
Net result		4,781	5,389	4,957
Geographical Segments Banking [Member] | Special items [member]
Underlying expenditure
Net result			(775)	0
Geographical Segments Banking [Member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result			90	(52)
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(878)	58	558
Geographical Segments Banking [Member] | Netherlands [member]
Underlying expenditure
Net result		1,363	2,364	2,677
Geographical Segments Banking [Member] | Netherlands [member] | Underlying net result [member]
Underlying income
- Net interest income		4,213	4,374	4,537
- Net fee and commission income		994	980	871
- Total investment and other income		119	509	445
Total income		5,325	5,863	5,853
Underlying expenditure
- Operating expenses		2,994	2,929	2,930
- Additions to loan loss provision		146	(65)	3
Total underlying expenses		3,140	2,863	2,933
Underlying result before taxation		2,185	3,000	2,920
Taxation		549	741	708
Non-controlling interests		0	1
Net result		1,637	2,258	2,212
Geographical Segments Banking [Member] | Netherlands [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(273)	106	465
Geographical Segments Banking [Member] | Belgium [member]
Underlying expenditure
Net result		186	677	550
Geographical Segments Banking [Member] | Belgium [member] | Underlying net result [member]
Underlying income
- Net interest income		2,233	2,137	2,110
- Net fee and commission income		533	520	521
- Total investment and other income		233	379	480
Total income		2,999	3,037	3,111
Underlying expenditure
- Operating expenses		1,925	1,932	2,071
- Additions to loan loss provision		268	153	160
Total underlying expenses		2,194	2,085	2,231
Underlying result before taxation		805	952	880
Taxation		247	291	369
Non-controlling interests		0	6	(2)
Net result		558	655	512
Geographical Segments Banking [Member] | Belgium [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(372)	22	38
Geographical Segments Banking [Member] | Germany [member]
Underlying expenditure
Net result		697	863	988
Geographical Segments Banking [Member] | Germany [member] | Underlying net result [member]
Underlying income
- Net interest income		2,122	2,200	2,172
- Net fee and commission income		315	273	269
- Total investment and other income		169	99	(17)
Total income		2,606	2,572	2,424
Underlying expenditure
- Operating expenses		1,237	1,171	1,154
- Additions to loan loss provision		(40)	6	(15)
Total underlying expenses		1,197	1,176	1,140
Underlying result before taxation		1,409	1,396	1,285
Taxation		476	459	407
Non-controlling interests		3	3	2
Net result		929	935	875
Geographical Segments Banking [Member] | Germany [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		(232)	(72)	113
Geographical Segments Banking [Member] | Other Challengers [member]
Underlying expenditure
Net result		411	339	234
Geographical Segments Banking [Member] | Other Challengers [member] | Underlying net result [member]
Underlying income
- Net interest income		1,808	1,732	1,527
- Net fee and commission income		283	254	232
- Total investment and other income		16	(92)	22
Total income		2,107	1,895	1,781
Underlying expenditure
- Operating expenses		1,318	1,217	1,142
- Additions to loan loss provision		171	163	201
Total underlying expenses		1,489	1,380	1,344
Underlying result before taxation		618	515	437
Taxation		207	178	145
Non-controlling interests			0
Net result		411	337	292
Geographical Segments Banking [Member] | Other Challengers [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Underlying expenditure
Net result		0	2	(58)
Geographical Segments Banking [Member] | Growth Markets [member]
Underlying expenditure
Net result		521	580	527
Geographical Segments Banking [Member] | Growth Markets [member] | Underlying net result [member]
Underlying income
- Net interest income		1,606	1,639	1,515
- Net fee and commission income		299	297	316
- Total investment and other income		411	333	296
Total income		2,316	2,269	2,127
Underlying expenditure
- Operating expenses		1,261	1,175	1,126
- Additions to loan loss provision		271	274	241
Total underlying expenses		1,533	1,449	1,367
Underlying result before taxation		784	820	760
Taxation		166	143	151
Non-controlling interests		96	98	82
Net result		521	580	527
Geographical Segments Banking [Member] | Growth Markets [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Underlying expenditure
Net result		639	753	808
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Underlying net result [member]
Underlying income
- Net interest income		1,636	1,548	1,625
- Net fee and commission income		451	482	507
- Total investment and other income		301	245	245
Total income		2,388	2,274	2,377
Underlying expenditure
- Operating expenses		1,309	1,222	1,105
- Additions to loan loss provision		303	126	85
Total underlying expenses		1,612	1,347	1,190
Underlying result before taxation		776	927	1,188
Taxation		137	174	379
Net result		639	753	808
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Special items [member]
Underlying expenditure
Net result		0
Geographical Segments Banking [Member] | Other [member]
Underlying expenditure
Net result		85	(813)	(321)
Geographical Segments Banking [Member] | Other [member] | Underlying net result [member]
Underlying income
- Net interest income		461	285	227
- Net fee and commission income		(7)	(4)	(3)
- Total investment and other income		111	(104)	(193)
Total income		566	177	31
Underlying expenditure
- Operating expenses		308	263	301
- Additions to loan loss provision		0	(1)	1
Total underlying expenses		308	262	301
Underlying result before taxation		258	(85)	(270)
Taxation		173	43	(1)
Net result		€ 85	(128)	(269)
Geographical Segments Banking [Member] | Other [member] | Special items [member]
Underlying expenditure
Net result			(775)	0
Geographical Segments Banking [Member] | Other [member] | Insurance Other Excluded From IFRS [Member]
Underlying expenditure
Net result			€ 90	€ (52)

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.